Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of federal statutory income tax
December 31,
2021
Federal tax at statutory rate	$(1,635,786)
State taxes	(543,984)
Nondeductible expenses	(308,449)
Research and development credit	(897,331)
FIN 48 reserve	—
Foreign Tax Rate Difference	1,779
Stock Compensation	150,330
True-up and Rate Change	26,751
Valuation allowance	3,207,490
Total	$800

Schedule of deferred tax assets and liabilities
	December 31,	December 31,
	2021	2020
Deferred tax assets:
Intangibles	$1,772,704	$2,299,275
Net operating losses and Credit carryover	32,425,152	28,834,590
State taxes	168	168
Fixed Assets	89,979	101,694
SBC	243,970	90,726
Accruals And Others	40,005	38,034
Gross deferred tax assets	34,571,977	31,364,488
Valuation allowance	(34,571,977)	(31,364,488)
Total deferred tax assets	-	-
Deferred tax liabilities:
Fixed Assets	-	-
Deferred Commissions	-	-
Total deferred tax liabilities	-	-
Net deferred tax assets:	$-	-